Income taxes - Summary of income tax payable (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax Payable [Line Items]
Current income tax payable	₽ 33,647	₽ 85,522
Provision for uncertain income tax positions (note 12(a))	336,326
Total income tax payable	₽ 369,974	₽ 85,522	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.